Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thornburg Investment Trust
Entity Central Index Key	0000816153
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Thornburg Global Opportunities Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THOAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146.00	1.29%

Expenses Paid, Amount	$ 146.00
Expense Ratio, Percent	1.29%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class A (with sales charge)	20.79%	15.23%	10.71%
Global Opportunities Fund Class A (without sales charge)	26.48%	16.29%	11.22%
MSCI All Country World Net Total Return USD Index	17.27%	13.54%	11.91%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,520,600,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 10,300,000
Investment Company, Portfolio Turnover	15.07%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$1,520.6M
Number of Holdings	40
Annual Portfolio Turnover	15.07%
Total Advisory Fee	$10.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.5
Mid Cap ($2.5-12 B)	8.4
Large Cap (>$12 B)	89.1

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THOCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$240.00	2.13%

Expenses Paid, Amount	$ 240.00
Expense Ratio, Percent	2.13%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class C (with sales charge)	24.47%	15.36%	10.37%
Global Opportunities Fund Class C (without sales charge)	25.47%	15.36%	10.37%
MSCI All Country World Net Total Return USD Index	17.27%	13.54%	11.91%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,520,600,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 10,300,000
Investment Company, Portfolio Turnover	15.07%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$1,520.6M
Number of Holdings	40
Annual Portfolio Turnover	15.07%
Total Advisory Fee	$10.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.5
Mid Cap ($2.5-12 B)	8.4
Large Cap (>$12 B)	89.1

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THOIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112.00	0.99%

Expenses Paid, Amount	$ 112.00
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class I	26.89%	16.64%	11.57%
MSCI All Country World Net Total Return USD Index	17.27%	13.54%	11.91%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,520,600,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 10,300,000
Investment Company, Portfolio Turnover	15.07%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$1,520.6M
Number of Holdings	40
Annual Portfolio Turnover	15.07%
Total Advisory Fee	$10.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.5
Mid Cap ($2.5-12 B)	8.4
Large Cap (>$12 B)	89.1

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	THORX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$170.00	1.50%

Expenses Paid, Amount	$ 170.00
Expense Ratio, Percent	1.50%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R3	26.29%	16.08%	11.01%
MSCI All Country World Net Total Return USD Index	17.27%	13.54%	11.91%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THORX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,520,600,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 10,300,000
Investment Company, Portfolio Turnover	15.07%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$1,520.6M
Number of Holdings	40
Annual Portfolio Turnover	15.07%
Total Advisory Fee	$10.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.5
Mid Cap ($2.5-12 B)	8.4
Large Cap (>$12 B)	89.1

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	THOVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$158.00	1.40%

Expenses Paid, Amount	$ 158.00
Expense Ratio, Percent	1.40%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R4	26.38%	16.17%	11.11%
MSCI All Country World Net Total Return USD Index	17.27%	13.54%	11.91%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,520,600,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 10,300,000
Investment Company, Portfolio Turnover	15.07%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$1,520.6M
Number of Holdings	40
Annual Portfolio Turnover	15.07%
Total Advisory Fee	$10.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.5
Mid Cap ($2.5-12 B)	8.4
Large Cap (>$12 B)	89.1

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	THOFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$112.00	0.99%

Expenses Paid, Amount	$ 112.00
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R5	26.88%	16.64%	11.56%
MSCI All Country World Net Total Return USD Index	17.27%	13.54%	11.91%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,520,600,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 10,300,000
Investment Company, Portfolio Turnover	15.07%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$1,520.6M
Number of Holdings	40
Annual Portfolio Turnover	15.07%
Total Advisory Fee	$10.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.5
Mid Cap ($2.5-12 B)	8.4
Large Cap (>$12 B)	89.1

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	THOGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R6 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$96.00	0.85%

Expenses Paid, Amount	$ 96.00
Expense Ratio, Percent	0.85%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Global Opportunities Fund Class R6	27.06%	16.80%
MSCI All Country World Net Total Return USD Index	17.27%	13.54%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,520,600,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 10,300,000
Investment Company, Portfolio Turnover	15.07%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$1,520.6M
Number of Holdings	40
Annual Portfolio Turnover	15.07%
Total Advisory Fee	$10.3M

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025)
Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.5
Mid Cap ($2.5-12 B)	8.4
Large Cap (>$12 B)	89.1

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TGVAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Equity Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126.00	1.16%

Expenses Paid, Amount	$ 126.00
Expense Ratio, Percent	1.16%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class A (with sales charge)	12.64%	10.05%	8.27%
International Equity Fund Class A (without sales charge)	17.96%	11.07%	8.77%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 4,397,000,000.0
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 22,400,000
Investment Company, Portfolio Turnover	28.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$4,397.0M
Number of Holdings	53
Annual Portfolio Turnover	28.49%
Total Advisory Fee	$22.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.1
Large Cap (>$12 B)	95.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THGCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Equity Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223.00	2.05%

Expenses Paid, Amount	$ 223.00
Expense Ratio, Percent	2.05%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class C (with sales charge)	15.94%	10.17%	7.93%
International Equity Fund Class C (without sales charge)	16.94%	10.17%	7.93%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/THGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 4,397,000,000.0
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 22,400,000
Investment Company, Portfolio Turnover	28.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$4,397.0M
Number of Holdings	53
Annual Portfolio Turnover	28.49%
Total Advisory Fee	$22.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.1
Large Cap (>$12 B)	95.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TGVIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Equity Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95.00	0.87%

Expenses Paid, Amount	$ 95.00
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class I	18.32%	11.40%	9.12%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 4,397,000,000.0
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 22,400,000
Investment Company, Portfolio Turnover	28.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$4,397.0M
Number of Holdings	53
Annual Portfolio Turnover	28.49%
Total Advisory Fee	$22.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.1
Large Cap (>$12 B)	95.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	TGVRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Equity Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$148.00	1.36%

Expenses Paid, Amount	$ 148.00
Expense Ratio, Percent	1.36%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R3	17.74%	10.86%	8.57%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 4,397,000,000.0
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 22,400,000
Investment Company, Portfolio Turnover	28.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$4,397.0M
Number of Holdings	53
Annual Portfolio Turnover	28.49%
Total Advisory Fee	$22.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.1
Large Cap (>$12 B)	95.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	THVRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Equity Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$126.00	1.16%

Expenses Paid, Amount	$ 126.00
Expense Ratio, Percent	1.16%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R4	17.95%	11.07%	8.78%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/THVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 4,397,000,000.0
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 22,400,000
Investment Company, Portfolio Turnover	28.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$4,397.0M
Number of Holdings	53
Annual Portfolio Turnover	28.49%
Total Advisory Fee	$22.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.1
Large Cap (>$12 B)	95.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	TIVRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Equity Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$98.00	0.90%

Expenses Paid, Amount	$ 98.00
Expense Ratio, Percent	0.90%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R5	18.29%	11.36%	9.07%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TIVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 4,397,000,000.0
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 22,400,000
Investment Company, Portfolio Turnover	28.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$4,397.0M
Number of Holdings	53
Annual Portfolio Turnover	28.49%
Total Advisory Fee	$22.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.1
Large Cap (>$12 B)	95.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	TGIRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Equity Fund Class R6 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$76.00	0.70%

Expenses Paid, Amount	$ 76.00
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R6	18.52%	11.59%	9.29%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 4,397,000,000.0
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 22,400,000
Investment Company, Portfolio Turnover	28.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$4,397.0M
Number of Holdings	53
Annual Portfolio Turnover	28.49%
Total Advisory Fee	$22.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.1
Large Cap (>$12 B)	95.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Better World International Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TBWAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Better World International Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149.00	1.41%

Expenses Paid, Amount	$ 149.00
Expense Ratio, Percent	1.41%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Better World International Fund Class A (with sales charge)	5.54%	8.65%	9.15%
Better World International Fund Class A (without sales charge)	10.51%	9.66%	9.65%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 507,800,000
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 4,200,000
Investment Company, Portfolio Turnover	39.30%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$507.8M
Number of Holdings	54
Annual Portfolio Turnover	39.30%
Total Advisory Fee	$4.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.4
Mid Cap ($2.5-12 B)	12.0
Large Cap (>$12 B)	85.6
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Better World International Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TBWCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Better World International Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$230.00	2.19%

Expenses Paid, Amount	$ 230.00
Expense Ratio, Percent	2.19%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Better World International Fund Class C (with sales charge)	8.64%	8.83%	8.93%
Better World International Fund Class C (without sales charge)	9.64%	8.83%	8.93%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 507,800,000
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 4,200,000
Investment Company, Portfolio Turnover	39.30%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$507.8M
Number of Holdings	54
Annual Portfolio Turnover	39.30%
Total Advisory Fee	$4.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.4
Mid Cap ($2.5-12 B)	12.0
Large Cap (>$12 B)	85.6
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Better World International Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TBWIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Better World International Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95.00	0.90%

Expenses Paid, Amount	$ 95.00
Expense Ratio, Percent	0.90%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Better World International Fund Class I	11.09%	10.24%	10.36%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 507,800,000
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 4,200,000
Investment Company, Portfolio Turnover	39.30%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$507.8M
Number of Holdings	54
Annual Portfolio Turnover	39.30%
Total Advisory Fee	$4.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.4
Mid Cap ($2.5-12 B)	12.0
Large Cap (>$12 B)	85.6
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TIGAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Growth Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137.00	1.36%

Expenses Paid, Amount	$ 137.00
Expense Ratio, Percent	1.36%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class A (with sales charge)	-2.64%	0.22%	5.73%
International Growth Fund Class A (without sales charge)	1.96%	1.15%	6.22%
MSCI All Country World ex USA Growth Net Total Return USD Index	12.86%	6.22%	8.17%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 724,800,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 6,100,000
Investment Company, Portfolio Turnover	28.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$724.8M
Number of Holdings	46
Annual Portfolio Turnover	28.90%
Total Advisory Fee	$6.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.9
Mid Cap ($2.5-12 B)	11.6
Large Cap (>$12 B)	84.5
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TIGCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Growth Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239.00	2.38%

Expenses Paid, Amount	$ 239.00
Expense Ratio, Percent	2.38%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class C (with sales charge)	-0.02%	0.22%	5.32%
International Growth Fund Class C (without sales charge)	0.90%	0.22%	5.32%
MSCI All Country World ex USA Growth Net Total Return USD Index	12.86%	6.22%	8.17%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 724,800,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 6,100,000
Investment Company, Portfolio Turnover	28.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$724.8M
Number of Holdings	46
Annual Portfolio Turnover	28.90%
Total Advisory Fee	$6.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.9
Mid Cap ($2.5-12 B)	11.6
Large Cap (>$12 B)	84.5
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TINGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Growth Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100.00	0.99%

Expenses Paid, Amount	$ 100.00
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class I	2.36%	1.51%	6.60%
MSCI All Country World ex USA Growth Net Total Return USD Index	12.86%	6.22%	8.17%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 724,800,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 6,100,000
Investment Company, Portfolio Turnover	28.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$724.8M
Number of Holdings	46
Annual Portfolio Turnover	28.90%
Total Advisory Fee	$6.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.9
Mid Cap ($2.5-12 B)	11.6
Large Cap (>$12 B)	84.5
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	TIGVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Growth Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$151.00	1.50%

Expenses Paid, Amount	$ 151.00
Expense Ratio, Percent	1.50%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R3	1.85%	1.00%	6.06%
MSCI All Country World ex USA Growth Net Total Return USD Index	12.86%	6.22%	8.17%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 724,800,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 6,100,000
Investment Company, Portfolio Turnover	28.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$724.8M
Number of Holdings	46
Annual Portfolio Turnover	28.90%
Total Advisory Fee	$6.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.9
Mid Cap ($2.5-12 B)	11.6
Large Cap (>$12 B)	84.5
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	TINVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Growth Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$141.00	1.40%

Expenses Paid, Amount	$ 141.00
Expense Ratio, Percent	1.40%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R4	1.89%	1.09%	6.16%
MSCI All Country World ex USA Growth Net Total Return USD Index	12.86%	6.22%	8.17%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 724,800,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 6,100,000
Investment Company, Portfolio Turnover	28.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$724.8M
Number of Holdings	46
Annual Portfolio Turnover	28.90%
Total Advisory Fee	$6.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.9
Mid Cap ($2.5-12 B)	11.6
Large Cap (>$12 B)	84.5
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	TINFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Growth Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$100.00	0.99%

Expenses Paid, Amount	$ 100.00
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R5	2.34%	1.50%	6.59%
MSCI All Country World ex USA Growth Net Total Return USD Index	12.86%	6.22%	8.17%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 724,800,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 6,100,000
Investment Company, Portfolio Turnover	28.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$724.8M
Number of Holdings	46
Annual Portfolio Turnover	28.90%
Total Advisory Fee	$6.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.9
Mid Cap ($2.5-12 B)	11.6
Large Cap (>$12 B)	84.5
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	THGIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Growth Fund Class R6 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90.00	0.89%

Expenses Paid, Amount	$ 90.00
Expense Ratio, Percent	0.89%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R6	2.45%	1.61%	6.70%
MSCI All Country World ex USA Growth Net Total Return USD Index	12.86%	6.22%	8.17%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/THGIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 724,800,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 6,100,000
Investment Company, Portfolio Turnover	28.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$724.8M
Number of Holdings	46
Annual Portfolio Turnover	28.90%
Total Advisory Fee	$6.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.9
Mid Cap ($2.5-12 B)	11.6
Large Cap (>$12 B)	84.5
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THDAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Developing World Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156.00	1.45%

Expenses Paid, Amount	$ 156.00
Expense Ratio, Percent	1.45%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class A (with sales charge)	10.75%	2.67%	5.97%
Developing World Fund Class A (without sales charge)	15.97%	3.62%	6.46%
MSCI Emerging Markets Net Total Return USD Index	17.32%	7.02%	7.99%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 584,300,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company, Portfolio Turnover	46.93%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$584.3M
Number of Holdings	42
Annual Portfolio Turnover	46.93%
Total Advisory Fee	$4.7M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.9
Large Cap (>$12 B)	82.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THDCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Developing World Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$250.00	2.33%

Expenses Paid, Amount	$ 250.00
Expense Ratio, Percent	2.33%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class C (with sales charge)	13.94%	2.77%	5.61%
Developing World Fund Class C (without sales charge)	14.94%	2.77%	5.61%
MSCI Emerging Markets Net Total Return USD Index	17.32%	7.02%	7.99%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 584,300,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company, Portfolio Turnover	46.93%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$584.3M
Number of Holdings	42
Annual Portfolio Turnover	46.93%
Total Advisory Fee	$4.7M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.9
Large Cap (>$12 B)	82.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THDIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Developing World Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113.00	1.04%

Expenses Paid, Amount	$ 113.00
Expense Ratio, Percent	1.04%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class I	16.43%	4.04%	6.88%
MSCI Emerging Markets Net Total Return USD Index	17.32%	7.02%	7.99%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 584,300,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company, Portfolio Turnover	46.93%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$584.3M
Number of Holdings	42
Annual Portfolio Turnover	46.93%
Total Advisory Fee	$4.7M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.9
Large Cap (>$12 B)	82.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	THDRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Developing World Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$113.00	1.04%

Expenses Paid, Amount	$ 113.00
Expense Ratio, Percent	1.04%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class R5	16.42%	4.03%	6.88%
MSCI Emerging Markets Net Total Return USD Index	17.32%	7.02%	7.99%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 584,300,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company, Portfolio Turnover	46.93%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$584.3M
Number of Holdings	42
Annual Portfolio Turnover	46.93%
Total Advisory Fee	$4.7M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.9
Large Cap (>$12 B)	82.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	TDWRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Developing World Fund Class R6 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$102.00	0.94%

Expenses Paid, Amount	$ 102.00
Expense Ratio, Percent	0.94%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class R6	16.54%	4.14%	6.99%
MSCI Emerging Markets Net Total Return USD Index	17.32%	7.02%	7.99%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/TDWRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 584,300,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company, Portfolio Turnover	46.93%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$584.3M
Number of Holdings	42
Annual Portfolio Turnover	46.93%
Total Advisory Fee	$4.7M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.9
Large Cap (>$12 B)	82.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TVAFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$139.00	1.37%

Expenses Paid, Amount	$ 139.00
Expense Ratio, Percent	1.37%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class A (with sales charge)	-1.37%	6.64%	7.86%
Small/Mid Cap Core Fund Class A (without sales charge)	3.28%	7.62%	8.36%
Russell 2500 Index - Total Return	10.16%	12.09%	10.52%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVAFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 484,400,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company, Portfolio Turnover	23.05%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$484.4M
Number of Holdings	47
Annual Portfolio Turnover	23.05%
Total Advisory Fee	$4.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	8.9
Mid Cap ($2.5-12 B)	52.4
Large Cap (>$12 B)	38.7
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TVCFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$237.00	2.34%

Expenses Paid, Amount	$ 237.00
Expense Ratio, Percent	2.34%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class C (with sales charge)	1.30%	6.63%	7.43%
Small/Mid Cap Core Fund Class C (without sales charge)	2.30%	6.63%	7.43%
Russell 2500 Index - Total Return	10.16%	12.09%	10.52%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVCFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 484,400,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company, Portfolio Turnover	23.05%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$484.4M
Number of Holdings	47
Annual Portfolio Turnover	23.05%
Total Advisory Fee	$4.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	8.9
Mid Cap ($2.5-12 B)	52.4
Large Cap (>$12 B)	38.7
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TVIFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97.00	0.95%

Expenses Paid, Amount	$ 97.00
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class I	3.72%	8.06%	8.78%
Russell 2500 Index - Total Return	10.16%	12.09%	10.52%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVIFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 484,400,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company, Portfolio Turnover	23.05%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$484.4M
Number of Holdings	47
Annual Portfolio Turnover	23.05%
Total Advisory Fee	$4.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	8.9
Mid Cap ($2.5-12 B)	52.4
Large Cap (>$12 B)	38.7
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	TVRFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$133.00	1.31%

Expenses Paid, Amount	$ 133.00
Expense Ratio, Percent	1.31%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R3	3.35%	7.66%	8.39%
Russell 2500 Index - Total Return	10.16%	12.09%	10.52%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVRFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 484,400,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company, Portfolio Turnover	23.05%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$484.4M
Number of Holdings	47
Annual Portfolio Turnover	23.05%
Total Advisory Fee	$4.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	8.9
Mid Cap ($2.5-12 B)	52.4
Large Cap (>$12 B)	38.7
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	TVIRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$123.00	1.21%

Expenses Paid, Amount	$ 123.00
Expense Ratio, Percent	1.21%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R4	3.44%	7.77%	8.49%
Russell 2500 Index - Total Return	10.16%	12.09%	10.52%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 484,400,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company, Portfolio Turnover	23.05%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$484.4M
Number of Holdings	47
Annual Portfolio Turnover	23.05%
Total Advisory Fee	$4.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	8.9
Mid Cap ($2.5-12 B)	52.4
Large Cap (>$12 B)	38.7
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	TVRRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$97.00	0.95%

Expenses Paid, Amount	$ 97.00
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R5	3.73%	8.06%	8.78%
Russell 2500 Index - Total Return	10.16%	12.09%	10.52%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 484,400,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company, Portfolio Turnover	23.05%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$484.4M
Number of Holdings	47
Annual Portfolio Turnover	23.05%
Total Advisory Fee	$4.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	8.9
Mid Cap ($2.5-12 B)	52.4
Large Cap (>$12 B)	38.7
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THCGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147.00	1.43%

Expenses Paid, Amount	$ 147.00
Expense Ratio, Percent	1.43%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class A (with sales charge)	0.44%	0.12%	7.39%
Small/Mid Cap Growth Fund Class A (without sales charge)	5.16%	1.05%	7.88%
Russell 2500 Growth Index - Total Return	12.62%	7.76%	10.93%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THCGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 219,800,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	34.06%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$219.8M
Number of Holdings	45
Annual Portfolio Turnover	34.06%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.3
Mid Cap ($2.5-12 B)	55.5
Large Cap (>$12 B)	39.2
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TCGCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239.00	2.34%

Expenses Paid, Amount	$ 239.00
Expense Ratio, Percent	2.34%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class C (with sales charge)	3.25%	0.16%	6.99%
Small/Mid Cap Growth Fund Class C (without sales charge)	4.25%	0.16%	6.99%
Russell 2500 Growth Index - Total Return	12.62%	7.76%	10.93%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TCGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 219,800,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	34.06%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$219.8M
Number of Holdings	45
Annual Portfolio Turnover	34.06%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.3
Mid Cap ($2.5-12 B)	55.5
Large Cap (>$12 B)	39.2
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THIGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98.00	0.95%

Expenses Paid, Amount	$ 98.00
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class I	5.70%	1.50%	8.33%
Russell 2500 Growth Index - Total Return	12.62%	7.76%	10.93%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THIGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 219,800,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	34.06%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$219.8M
Number of Holdings	45
Annual Portfolio Turnover	34.06%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.3
Mid Cap ($2.5-12 B)	55.5
Large Cap (>$12 B)	39.2
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	THCRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$150.00	1.46%

Expenses Paid, Amount	$ 150.00
Expense Ratio, Percent	1.46%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R3	5.17%	0.98%	7.78%
Russell 2500 Growth Index - Total Return	12.62%	7.76%	10.93%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THCRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 219,800,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	34.06%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$219.8M
Number of Holdings	45
Annual Portfolio Turnover	34.06%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.3
Mid Cap ($2.5-12 B)	55.5
Large Cap (>$12 B)	39.2
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	TCGRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$140.00	1.36%

Expenses Paid, Amount	$ 140.00
Expense Ratio, Percent	1.36%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R4	5.27%	1.08%	7.89%
Russell 2500 Growth Index - Total Return	12.62%	7.76%	10.93%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TCGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 219,800,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	34.06%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$219.8M
Number of Holdings	45
Annual Portfolio Turnover	34.06%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.3
Mid Cap ($2.5-12 B)	55.5
Large Cap (>$12 B)	39.2
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	THGRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$98.00	0.95%

Expenses Paid, Amount	$ 98.00
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R5	5.68%	1.49%	8.33%
Russell 2500 Growth Index - Total Return	12.62%	7.76%	10.93%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 219,800,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	34.06%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$219.8M
Number of Holdings	45
Annual Portfolio Turnover	34.06%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.3
Mid Cap ($2.5-12 B)	55.5
Large Cap (>$12 B)	39.2
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TIBAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126.00	1.12%

Expenses Paid, Amount	$ 126.00
Expense Ratio, Percent	1.12%
Line Graph [Table Text Block]	Cumulative Performance The Blended Index is composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class A (with sales charge)	20.03%	15.80%	9.74%
Investment Income Builder Fund Class A (without sales charge)	25.70%	16.87%	10.25%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%
Thornburg Investment Income Builder Fund’s Blended Index	13.59%	10.67%	9.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 17,737,900,000
Holdings Count | Holdings	329
Advisory Fees Paid, Amount	$ 103,800,000
Investment Company, Portfolio Turnover	27.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$17,737.9M
Number of Holdings	329
Annual Portfolio Turnover	27.78%
Total Advisory Fee	$103.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	22.9
Domestic Other Bonds	3.1
Domestic Corporate Bonds	2.8
Foreign Bonds	1.9
Other Assets Less Liabilities	12.5
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TIBCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210.00	1.87%

Expenses Paid, Amount	$ 210.00
Expense Ratio, Percent	1.87%
Line Graph [Table Text Block]	Cumulative Performance The Blended Index is composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class C (with sales charge)	23.84%	16.01%	9.44%
Investment Income Builder Fund Class C (without sales charge)	24.84%	16.01%	9.44%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%
Thornburg Investment Income Builder Fund’s Blended Index	13.59%	10.67%	9.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 17,737,900,000
Holdings Count | Holdings	329
Advisory Fees Paid, Amount	$ 103,800,000
Investment Company, Portfolio Turnover	27.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$17,737.9M
Number of Holdings	329
Annual Portfolio Turnover	27.78%
Total Advisory Fee	$103.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	22.9
Domestic Other Bonds	3.1
Domestic Corporate Bonds	2.8
Foreign Bonds	1.9
Other Assets Less Liabilities	12.5
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TIBIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100.00	0.88%

Expenses Paid, Amount	$ 100.00
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]	Cumulative Performance The Blended Index is composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class I	25.98%	17.14%	10.53%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%
Thornburg Investment Income Builder Fund’s Blended Index	13.59%	10.67%	9.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 17,737,900,000
Holdings Count | Holdings	329
Advisory Fees Paid, Amount	$ 103,800,000
Investment Company, Portfolio Turnover	27.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$17,737.9M
Number of Holdings	329
Annual Portfolio Turnover	27.78%
Total Advisory Fee	$103.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	22.9
Domestic Other Bonds	3.1
Domestic Corporate Bonds	2.8
Foreign Bonds	1.9
Other Assets Less Liabilities	12.5
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	TIBRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$169.00	1.50%

Expenses Paid, Amount	$ 169.00
Expense Ratio, Percent	1.50%
Line Graph [Table Text Block]	Cumulative Performance The Blended Index is composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R3	25.26%	16.44%	9.86%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%
Thornburg Investment Income Builder Fund’s Blended Index	13.59%	10.67%	9.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 17,737,900,000
Holdings Count | Holdings	329
Advisory Fees Paid, Amount	$ 103,800,000
Investment Company, Portfolio Turnover	27.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$17,737.9M
Number of Holdings	329
Annual Portfolio Turnover	27.78%
Total Advisory Fee	$103.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	22.9
Domestic Other Bonds	3.1
Domestic Corporate Bonds	2.8
Foreign Bonds	1.9
Other Assets Less Liabilities	12.5
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	TIBGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$156.00	1.39%

Expenses Paid, Amount	$ 156.00
Expense Ratio, Percent	1.39%
Line Graph [Table Text Block]	Cumulative Performance The Blended Index is composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R4	25.39%	16.56%	9.97%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%
Thornburg Investment Income Builder Fund’s Blended Index	13.59%	10.67%	9.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 17,737,900,000
Holdings Count | Holdings	329
Advisory Fees Paid, Amount	$ 103,800,000
Investment Company, Portfolio Turnover	27.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$17,737.9M
Number of Holdings	329
Annual Portfolio Turnover	27.78%
Total Advisory Fee	$103.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	22.9
Domestic Other Bonds	3.1
Domestic Corporate Bonds	2.8
Foreign Bonds	1.9
Other Assets Less Liabilities	12.5
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	TIBMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$112.00	0.99%

Expenses Paid, Amount	$ 112.00
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]	Cumulative Performance The Blended Index is composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R5	25.86%	17.02%	10.41%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%
Thornburg Investment Income Builder Fund’s Blended Index	13.59%	10.67%	9.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 17,737,900,000
Holdings Count | Holdings	329
Advisory Fees Paid, Amount	$ 103,800,000
Investment Company, Portfolio Turnover	27.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$17,737.9M
Number of Holdings	329
Annual Portfolio Turnover	27.78%
Total Advisory Fee	$103.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	22.9
Domestic Other Bonds	3.1
Domestic Corporate Bonds	2.8
Foreign Bonds	1.9
Other Assets Less Liabilities	12.5
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	TIBOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R6 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90.00	0.80%

Expenses Paid, Amount	$ 90.00
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]	Cumulative Performance The Blended Index is composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Investment Income Builder Fund Class R6	26.06%	17.24%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%
MSCI World Net Total Return USD Index	17.25%	14.41%
Thornburg Investment Income Builder Fund’s Blended Index	13.59%	10.67%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBOX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 17,737,900,000
Holdings Count | Holdings	329
Advisory Fees Paid, Amount	$ 103,800,000
Investment Company, Portfolio Turnover	27.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$17,737.9M
Number of Holdings	329
Annual Portfolio Turnover	27.78%
Total Advisory Fee	$103.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	22.9
Domestic Other Bonds	3.1
Domestic Corporate Bonds	2.8
Foreign Bonds	1.9
Other Assets Less Liabilities	12.5
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Summit Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TSAMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Summit Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100.00	0.94%

Expenses Paid, Amount	$ 100.00
Expense Ratio, Percent	0.94%
Line Graph [Table Text Block]	Cumulative Performance The Blended Index is composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index, rebalanced monthly.
Average Annual Return [Table Text Block]

Annual Performance	1 Year
Summit Fund Class A (with sales charge)	8.62%
Summit Fund Class A (without sales charge)	13.70%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	2.40%
MSCI All Country World Net Total Return USD Index	17.27%
Thornburg Summit Fund’s Blended Index	11.22%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fs/TSAMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 96,400,000
Holdings Count | Holdings	181
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	32.68%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$96.4M
Number of Holdings	181
Annual Portfolio Turnover	32.68%
Total Advisory Fee	$0.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Domestic Equity	34.0
Foreign Equity	30.1
Domestic Other Bonds	24.2
Foreign Bonds	4.8
Domestic Corporate Bonds	4.3
Other Assets Less Liabilities	2.6
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Summit Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TSUMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Summit Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74.00	0.69%

Expenses Paid, Amount	$ 74.00
Expense Ratio, Percent	0.69%
Line Graph [Table Text Block]	Cumulative Performance The Blended Index is composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index, rebalanced monthly.
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Summit Fund Class I	13.97%	11.13%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	2.40%	-1.56%
MSCI All Country World Net Total Return USD Index	17.27%	13.54%
Thornburg Summit Fund’s Blended Index	11.22%	7.41%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fs/TSUMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 96,400,000
Holdings Count | Holdings	181
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	32.68%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$96.4M
Number of Holdings	181
Annual Portfolio Turnover	32.68%
Total Advisory Fee	$0.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Domestic Equity	34.0
Foreign Equity	30.1
Domestic Other Bonds	24.2
Foreign Bonds	4.8
Domestic Corporate Bonds	4.3
Other Assets Less Liabilities	2.6
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Ultra Short Income Fund Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TLDAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Ultra Short Income Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51.00	0.50%

Expenses Paid, Amount	$ 51.00
Expense Ratio, Percent	0.50%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Ultra Short Income Fund Class A (with sales charge)	2.37%	2.53%	2.39%
Ultra Short Income Fund Class A (without sales charge)	4.71%	3.00%	2.55%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
ICE BofA U.S. Treasury Bill Index	4.45%	2.99%	2.10%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldi/TLDAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 267,700,000
Holdings Count | Holdings	306
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	58.28%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$267.7M
Number of Holdings	306
Annual Portfolio Turnover	58.28%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	5.0
AAA	19.0
AA	10.2
A	16.3
BBB	28.7
NR	3.7
Below Invest. Grade	4.3
Cash Equivalents & Other	12.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Ultra Short Income Fund Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TLDIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Ultra Short Income Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31.00	0.30%

Expenses Paid, Amount	$ 31.00
Expense Ratio, Percent	0.30%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Ultra Short Income Fund Class I	4.92%	3.21%	2.75%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
ICE BofA U.S. Treasury Bill Index	4.45%	2.99%	2.10%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldi/TLDIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 267,700,000
Holdings Count | Holdings	306
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	58.28%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$267.7M
Number of Holdings	306
Annual Portfolio Turnover	58.28%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	5.0
AAA	19.0
AA	10.2
A	16.3
BBB	28.7
NR	3.7
Below Invest. Grade	4.3
Cash Equivalents & Other	12.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	LTUSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101.00	0.99%

Expenses Paid, Amount	$ 101.00
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class A (with sales charge)	0.83%	-0.21%	0.86%
Limited Term U.S. Government Fund Class A (without sales charge)	3.14%	0.25%	1.01%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.51%	0.36%	1.55%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 95,400,000
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	22.17%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$95.4M
Number of Holdings	140
Annual Portfolio Turnover	22.17%
Total Advisory Fee	$0.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Types of Holdings	(%)
U.S. Treasury Securities	14.8
U.S. Government Agencies	7.4
Mortgage Backed	67.1
Corporate Bonds	2.8
Cash Equivalents & Other	7.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	LTUCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126.00	1.24%

Expenses Paid, Amount	$ 126.00
Expense Ratio, Percent	1.24%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class C (with sales charge)	2.38%	-0.05%	0.70%
Limited Term U.S. Government Fund Class C (without sales charge)	2.88%	-0.05%	0.70%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.51%	0.36%	1.55%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 95,400,000
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	22.17%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$95.4M
Number of Holdings	140
Annual Portfolio Turnover	22.17%
Total Advisory Fee	$0.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Types of Holdings	(%)
U.S. Treasury Securities	14.8
U.S. Government Agencies	7.4
Mortgage Backed	67.1
Corporate Bonds	2.8
Cash Equivalents & Other	7.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class C2
Shareholder Report [Line Items]
Class Name	CLASS: C2
Trading Symbol	LTUQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class C2 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$126.00	1.24%

Expenses Paid, Amount	$ 126.00
Expense Ratio, Percent	1.24%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Limited Term U.S. Government Fund Class C2 (with sales charge)	2.23%	-0.03%
Limited Term U.S. Government Fund Class C2 (without sales charge)	2.88%	-0.03%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.51%	0.36%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 95,400,000
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	22.17%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$95.4M
Number of Holdings	140
Annual Portfolio Turnover	22.17%
Total Advisory Fee	$0.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Types of Holdings	(%)
U.S. Treasury Securities	14.8
U.S. Government Agencies	7.4
Mortgage Backed	67.1
Corporate Bonds	2.8
Cash Equivalents & Other	7.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	LTUIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68.00	0.67%

Expenses Paid, Amount	$ 68.00
Expense Ratio, Percent	0.67%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class I	3.47%	0.55%	1.31%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.51%	0.36%	1.55%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 95,400,000
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	22.17%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$95.4M
Number of Holdings	140
Annual Portfolio Turnover	22.17%
Total Advisory Fee	$0.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Types of Holdings	(%)
U.S. Treasury Securities	14.8
U.S. Government Agencies	7.4
Mortgage Backed	67.1
Corporate Bonds	2.8
Cash Equivalents & Other	7.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	LTURX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$101.00	0.99%

Expenses Paid, Amount	$ 101.00
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R3	3.14%	0.21%	0.95%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.51%	0.36%	1.55%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTURX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 95,400,000
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	22.17%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$95.4M
Number of Holdings	140
Annual Portfolio Turnover	22.17%
Total Advisory Fee	$0.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Types of Holdings	(%)
U.S. Treasury Securities	14.8
U.S. Government Agencies	7.4
Mortgage Backed	67.1
Corporate Bonds	2.8
Cash Equivalents & Other	7.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	LTUGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$101.00	0.99%

Expenses Paid, Amount	$ 101.00
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R4	3.14%	0.20%	0.93%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.51%	0.36%	1.55%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 95,400,000
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	22.17%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$95.4M
Number of Holdings	140
Annual Portfolio Turnover	22.17%
Total Advisory Fee	$0.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Types of Holdings	(%)
U.S. Treasury Securities	14.8
U.S. Government Agencies	7.4
Mortgage Backed	67.1
Corporate Bonds	2.8
Cash Equivalents & Other	7.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	LTGRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$68.00	0.67%

Expenses Paid, Amount	$ 68.00
Expense Ratio, Percent	0.67%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R5	3.39%	0.51%	1.27%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.51%	0.36%	1.55%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 95,400,000
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	22.17%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$95.4M
Number of Holdings	140
Annual Portfolio Turnover	22.17%
Total Advisory Fee	$0.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Types of Holdings	(%)
U.S. Treasury Securities	14.8
U.S. Government Agencies	7.4
Mortgage Backed	67.1
Corporate Bonds	2.8
Cash Equivalents & Other	7.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THIFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79.00	0.77%

Expenses Paid, Amount	$ 79.00
Expense Ratio, Percent	0.77%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class A (with sales charge)	2.11%	1.14%	2.39%
Limited Term Income Fund Class A (without sales charge)	4.44%	1.61%	2.54%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.01%	0.81%	2.10%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,108,400,000
Holdings Count | Holdings	731
Advisory Fees Paid, Amount	$ 20,100,000
Investment Company, Portfolio Turnover	32.96%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$6,108.4M
Number of Holdings	731
Annual Portfolio Turnover	32.96%
Total Advisory Fee	$20.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	28.0
AAA	20.3
AA	7.5
A	15.9
BBB	22.1
NR	0.7
Below Invest. Grade	0.2
Cash Equivalents & Other	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THICX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103.00	1.01%

Expenses Paid, Amount	$ 103.00
Expense Ratio, Percent	1.01%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class C (with sales charge)	3.69%	1.37%	2.31%
Limited Term Income Fund Class C (without sales charge)	4.19%	1.37%	2.31%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.01%	0.81%	2.10%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THICX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,108,400,000
Holdings Count | Holdings	731
Advisory Fees Paid, Amount	$ 20,100,000
Investment Company, Portfolio Turnover	32.96%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$6,108.4M
Number of Holdings	731
Annual Portfolio Turnover	32.96%
Total Advisory Fee	$20.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	28.0
AAA	20.3
AA	7.5
A	15.9
BBB	22.1
NR	0.7
Below Invest. Grade	0.2
Cash Equivalents & Other	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class C2
Shareholder Report [Line Items]
Class Name	CLASS: C2
Trading Symbol	THIQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class C2 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$126.00	1.24%

Expenses Paid, Amount	$ 126.00
Expense Ratio, Percent	1.24%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Limited Term Income Fund Class C2 (with sales charge)	3.31%	1.13%
Limited Term Income Fund Class C2 (without sales charge)	3.96%	1.13%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.01%	0.81%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,108,400,000
Holdings Count | Holdings	731
Advisory Fees Paid, Amount	$ 20,100,000
Investment Company, Portfolio Turnover	32.96%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$6,108.4M
Number of Holdings	731
Annual Portfolio Turnover	32.96%
Total Advisory Fee	$20.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	28.0
AAA	20.3
AA	7.5
A	15.9
BBB	22.1
NR	0.7
Below Invest. Grade	0.2
Cash Equivalents & Other	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THIIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50.00	0.49%

Expenses Paid, Amount	$ 50.00
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class I	4.74%	1.88%	2.84%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.01%	0.81%	2.10%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,108,400,000
Holdings Count | Holdings	731
Advisory Fees Paid, Amount	$ 20,100,000
Investment Company, Portfolio Turnover	32.96%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$6,108.4M
Number of Holdings	731
Annual Portfolio Turnover	32.96%
Total Advisory Fee	$20.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	28.0
AAA	20.3
AA	7.5
A	15.9
BBB	22.1
NR	0.7
Below Invest. Grade	0.2
Cash Equivalents & Other	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	THIRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$101.00	0.99%

Expenses Paid, Amount	$ 101.00
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R3	4.22%	1.39%	2.35%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.01%	0.81%	2.10%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,108,400,000
Holdings Count | Holdings	731
Advisory Fees Paid, Amount	$ 20,100,000
Investment Company, Portfolio Turnover	32.96%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$6,108.4M
Number of Holdings	731
Annual Portfolio Turnover	32.96%
Total Advisory Fee	$20.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	28.0
AAA	20.3
AA	7.5
A	15.9
BBB	22.1
NR	0.7
Below Invest. Grade	0.2
Cash Equivalents & Other	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	THRIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$101.00	0.99%

Expenses Paid, Amount	$ 101.00
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R4	4.14%	1.37%	2.34%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.01%	0.81%	2.10%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,108,400,000
Holdings Count | Holdings	731
Advisory Fees Paid, Amount	$ 20,100,000
Investment Company, Portfolio Turnover	32.96%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$6,108.4M
Number of Holdings	731
Annual Portfolio Turnover	32.96%
Total Advisory Fee	$20.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	28.0
AAA	20.3
AA	7.5
A	15.9
BBB	22.1
NR	0.7
Below Invest. Grade	0.2
Cash Equivalents & Other	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	THRRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$50.00	0.49%

Expenses Paid, Amount	$ 50.00
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R5	4.73%	1.89%	2.80%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.01%	0.81%	2.10%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,108,400,000
Holdings Count | Holdings	731
Advisory Fees Paid, Amount	$ 20,100,000
Investment Company, Portfolio Turnover	32.96%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$6,108.4M
Number of Holdings	731
Annual Portfolio Turnover	32.96%
Total Advisory Fee	$20.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	28.0
AAA	20.3
AA	7.5
A	15.9
BBB	22.1
NR	0.7
Below Invest. Grade	0.2
Cash Equivalents & Other	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	THRLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R6 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43.00	0.42%

Expenses Paid, Amount	$ 43.00
Expense Ratio, Percent	0.42%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Limited Term Income Fund Class R6	4.73%	1.95%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.01%	0.81%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRLX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,108,400,000
Holdings Count | Holdings	731
Advisory Fees Paid, Amount	$ 20,100,000
Investment Company, Portfolio Turnover	32.96%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$6,108.4M
Number of Holdings	731
Annual Portfolio Turnover	32.96%
Total Advisory Fee	$20.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	28.0
AAA	20.3
AA	7.5
A	15.9
BBB	22.1
NR	0.7
Below Invest. Grade	0.2
Cash Equivalents & Other	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THCAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76.00	0.75%

Expenses Paid, Amount	$ 76.00
Expense Ratio, Percent	0.75%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond Fund Class A (with sales charge)	-1.63%
Core Plus Bond Fund Class A (without sales charge)	3.05%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 147,400,000
Holdings Count | Holdings	398
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	32.74%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$147.4M
Number of Holdings	398
Annual Portfolio Turnover	32.74%
Total Advisory Fee	$0.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	40.8
AAA	11.7
AA	3.3
A	9.5
BBB	19.8
NR	3.7
Below Invest. Grade	8.7
Cash Equivalents & Other	2.5
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THCCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152.00	1.50%

Expenses Paid, Amount	$ 152.00
Expense Ratio, Percent	1.50%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond Fund Class C (with sales charge)	1.23%
Core Plus Bond Fund Class C (without sales charge)	2.21%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 147,400,000
Holdings Count | Holdings	398
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	32.74%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$147.4M
Number of Holdings	398
Annual Portfolio Turnover	32.74%
Total Advisory Fee	$0.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	40.8
AAA	11.7
AA	3.3
A	9.5
BBB	19.8
NR	3.7
Below Invest. Grade	8.7
Cash Equivalents & Other	2.5
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THCIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51.00	0.50%

Expenses Paid, Amount	$ 51.00
Expense Ratio, Percent	0.50%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond Fund Class I	3.35%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 147,400,000
Holdings Count | Holdings	398
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	32.74%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$147.4M
Number of Holdings	398
Annual Portfolio Turnover	32.74%
Total Advisory Fee	$0.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	40.8
AAA	11.7
AA	3.3
A	9.5
BBB	19.8
NR	3.7
Below Invest. Grade	8.7
Cash Equivalents & Other	2.5
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	THCSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R6 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50.00	0.49%

Expenses Paid, Amount	$ 50.00
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond Fund Class R6	3.32%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 147,400,000
Holdings Count | Holdings	398
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	32.74%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$147.4M
Number of Holdings	398
Annual Portfolio Turnover	32.74%
Total Advisory Fee	$0.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	40.8
AAA	11.7
AA	3.3
A	9.5
BBB	19.8
NR	3.7
Below Invest. Grade	8.7
Cash Equivalents & Other	2.5
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TSIAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101.00	0.99%

Expenses Paid, Amount	$ 101.00
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class A (with sales charge)	-0.12%	2.19%	3.63%
Strategic Income Fund Class A (without sales charge)	4.59%	3.14%	4.11%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index Value Unhedged	3.40%	0.08%	2.26%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 10,171,100,000
Holdings Count | Holdings	1,195
Advisory Fees Paid, Amount	$ 48,300,000
Investment Company, Portfolio Turnover	30.03%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$10,171.1M
Number of Holdings	1,195
Annual Portfolio Turnover	30.03%
Total Advisory Fee	$48.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Fixed Income Credit Quality*	(%)
U.S. Government	24.4
AAA	11.0
AA	3.7
A	10.1
BBB	22.8
BB	14.2
B	4.0
CC	0.1
CCC	0.1
D	0.0
NR	5.3
Cash Equivalents & Other	4.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TSICX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174.00	1.71%

Expenses Paid, Amount	$ 174.00
Expense Ratio, Percent	1.71%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class C (with sales charge)	2.74%	2.37%	3.37%
Strategic Income Fund Class C (without sales charge)	3.74%	2.37%	3.37%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index Value Unhedged	3.40%	0.08%	2.26%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSICX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 10,171,100,000
Holdings Count | Holdings	1,195
Advisory Fees Paid, Amount	$ 48,300,000
Investment Company, Portfolio Turnover	30.03%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$10,171.1M
Number of Holdings	1,195
Annual Portfolio Turnover	30.03%
Total Advisory Fee	$48.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Fixed Income Credit Quality*	(%)
U.S. Government	24.4
AAA	11.0
AA	3.7
A	10.1
BBB	22.8
BB	14.2
B	4.0
CC	0.1
CCC	0.1
D	0.0
NR	5.3
Cash Equivalents & Other	4.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TSIIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61.00	0.60%

Expenses Paid, Amount	$ 61.00
Expense Ratio, Percent	0.60%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class I	4.89%	3.54%	4.50%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index Value Unhedged	3.40%	0.08%	2.26%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 10,171,100,000
Holdings Count | Holdings	1,195
Advisory Fees Paid, Amount	$ 48,300,000
Investment Company, Portfolio Turnover	30.03%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$10,171.1M
Number of Holdings	1,195
Annual Portfolio Turnover	30.03%
Total Advisory Fee	$48.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Fixed Income Credit Quality*	(%)
U.S. Government	24.4
AAA	11.0
AA	3.7
A	10.1
BBB	22.8
BB	14.2
B	4.0
CC	0.1
CCC	0.1
D	0.0
NR	5.3
Cash Equivalents & Other	4.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	TSIRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$128.00	1.25%

Expenses Paid, Amount	$ 128.00
Expense Ratio, Percent	1.25%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R3	4.21%	2.86%	3.89%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index Value Unhedged	3.40%	0.08%	2.26%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 10,171,100,000
Holdings Count | Holdings	1,195
Advisory Fees Paid, Amount	$ 48,300,000
Investment Company, Portfolio Turnover	30.03%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$10,171.1M
Number of Holdings	1,195
Annual Portfolio Turnover	30.03%
Total Advisory Fee	$48.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Fixed Income Credit Quality*	(%)
U.S. Government	24.4
AAA	11.0
AA	3.7
A	10.1
BBB	22.8
BB	14.2
B	4.0
CC	0.1
CCC	0.1
D	0.0
NR	5.3
Cash Equivalents & Other	4.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	TSRIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$128.00	1.25%

Expenses Paid, Amount	$ 128.00
Expense Ratio, Percent	1.25%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R4	4.21%	2.86%	3.89%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index Value Unhedged	3.40%	0.08%	2.26%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 10,171,100,000
Holdings Count | Holdings	1,195
Advisory Fees Paid, Amount	$ 48,300,000
Investment Company, Portfolio Turnover	30.03%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$10,171.1M
Number of Holdings	1,195
Annual Portfolio Turnover	30.03%
Total Advisory Fee	$48.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Fixed Income Credit Quality*	(%)
U.S. Government	24.4
AAA	11.0
AA	3.7
A	10.1
BBB	22.8
BB	14.2
B	4.0
CC	0.1
CCC	0.1
D	0.0
NR	5.3
Cash Equivalents & Other	4.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	TSRRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$61.00	0.60%

Expenses Paid, Amount	$ 61.00
Expense Ratio, Percent	0.60%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R5	4.89%	3.52%	4.49%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index Value Unhedged	3.40%	0.08%	2.26%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 10,171,100,000
Holdings Count | Holdings	1,195
Advisory Fees Paid, Amount	$ 48,300,000
Investment Company, Portfolio Turnover	30.03%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$10,171.1M
Number of Holdings	1,195
Annual Portfolio Turnover	30.03%
Total Advisory Fee	$48.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Fixed Income Credit Quality*	(%)
U.S. Government	24.4
AAA	11.0
AA	3.7
A	10.1
BBB	22.8
BB	14.2
B	4.0
CC	0.1
CCC	0.1
D	0.0
NR	5.3
Cash Equivalents & Other	4.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	TSRSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R6 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54.00	0.53%

Expenses Paid, Amount	$ 54.00
Expense Ratio, Percent	0.53%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Strategic Income Fund Class R6	4.97%	3.60%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%
Bloomberg U.S. Universal Total Return Index Value Unhedged	3.40%	0.08%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 10,171,100,000
Holdings Count | Holdings	1,195
Advisory Fees Paid, Amount	$ 48,300,000
Investment Company, Portfolio Turnover	30.03%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$10,171.1M
Number of Holdings	1,195
Annual Portfolio Turnover	30.03%
Total Advisory Fee	$48.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Fixed Income Credit Quality*	(%)
U.S. Government	24.4
AAA	11.0
AA	3.7
A	10.1
BBB	22.8
BB	14.2
B	4.0
CC	0.1
CCC	0.1
D	0.0
NR	5.3
Cash Equivalents & Other	4.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Short Duration Municipal Fund Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TLMAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Short Duration Municipal Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71.00	0.70%

Expenses Paid, Amount	$ 71.00
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Short Duration Municipal Fund Class A (with sales charge)	0.60%	0.79%	0.89%
Short Duration Municipal Fund Class A (without sales charge)	2.95%	1.24%	1.05%
ICE BofA 1-3 Year U.S. Municipal Securities Index	3.15%	1.52%	1.54%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldm/TLMAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 113,700,000
Holdings Count | Holdings	132
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	54.60%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$113.7M
Number of Holdings	132
Annual Portfolio Turnover	54.60%
Total Advisory Fee	$0.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	5.0
AA	38.9
A	42.6
BBB	8.8
NR	5.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	-0.3%
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Short Duration Municipal Fund Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TLMIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Short Duration Municipal Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51.00	0.50%

Expenses Paid, Amount	$ 51.00
Expense Ratio, Percent	0.50%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Short Duration Municipal Fund Class I	3.24%	1.46%	1.25%
ICE BofA 1-3 Year U.S. Municipal Securities Index	3.15%	1.52%	1.54%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldm/TLMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 113,700,000
Holdings Count | Holdings	132
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	54.60%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$113.7M
Number of Holdings	132
Annual Portfolio Turnover	54.60%
Total Advisory Fee	$0.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	5.0
AA	38.9
A	42.6
BBB	8.8
NR	5.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	-0.3%
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Municipal Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	LTMFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79.00	0.78%

Expenses Paid, Amount	$ 79.00
Expense Ratio, Percent	0.78%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class A (with sales charge)	0.61%	0.43%	1.21%
Limited Term Municipal Fund Class A (without sales charge)	2.96%	0.89%	1.36%
ICE BofA 1-10 Year U.S. Municipal Securities Index	3.37%	1.31%	1.98%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,157,100,000
Holdings Count | Holdings	764
Advisory Fees Paid, Amount	$ 7,900,000
Investment Company, Portfolio Turnover	31.04%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$2,157.1M
Number of Holdings	764
Annual Portfolio Turnover	31.04%
Total Advisory Fee	$7.9M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	5.3
AA	39.6
A	46.4
BBB	4.4
NR	1.6
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.7
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Municipal Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	LTMCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109.00	1.08%

Expenses Paid, Amount	$ 109.00
Expense Ratio, Percent	1.08%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class C (with sales charge)	2.16%	0.64%	1.10%
Limited Term Municipal Fund Class C (without sales charge)	2.66%	0.64%	1.10%
ICE BofA 1-10 Year U.S. Municipal Securities Index	3.37%	1.31%	1.98%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,157,100,000
Holdings Count | Holdings	764
Advisory Fees Paid, Amount	$ 7,900,000
Investment Company, Portfolio Turnover	31.04%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$2,157.1M
Number of Holdings	764
Annual Portfolio Turnover	31.04%
Total Advisory Fee	$7.9M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	5.3
AA	39.6
A	46.4
BBB	4.4
NR	1.6
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.7
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Municipal Fund - Class C2
Shareholder Report [Line Items]
Class Name	CLASS: C2
Trading Symbol	LTMQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class C2 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$126.00	1.24%

Expenses Paid, Amount	$ 126.00
Expense Ratio, Percent	1.24%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Limited Term Municipal Fund Class C2 (with sales charge)	1.85%	0.40%
Limited Term Municipal Fund Class C2 (without sales charge)	2.49%	0.40%
ICE BofA 1-10 Year U.S. Municipal Securities Index	3.37%	1.31%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,157,100,000
Holdings Count | Holdings	764
Advisory Fees Paid, Amount	$ 7,900,000
Investment Company, Portfolio Turnover	31.04%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$2,157.1M
Number of Holdings	764
Annual Portfolio Turnover	31.04%
Total Advisory Fee	$7.9M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	5.3
AA	39.6
A	46.4
BBB	4.4
NR	1.6
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.7
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Municipal Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	LTMIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54.00	0.53%

Expenses Paid, Amount	$ 54.00
Expense Ratio, Percent	0.53%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class I	3.22%	1.13%	1.61%
ICE BofA 1-10 Year U.S. Municipal Securities Index	3.37%	1.31%	1.98%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,157,100,000
Holdings Count | Holdings	764
Advisory Fees Paid, Amount	$ 7,900,000
Investment Company, Portfolio Turnover	31.04%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$2,157.1M
Number of Holdings	764
Annual Portfolio Turnover	31.04%
Total Advisory Fee	$7.9M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	5.3
AA	39.6
A	46.4
BBB	4.4
NR	1.6
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.7
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Intermediate Municipal Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THIMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73.00	0.72%

Expenses Paid, Amount	$ 73.00
Expense Ratio, Percent	0.72%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class A (with sales charge)	0.13%	0.83%	1.69%
Intermediate Municipal Fund Class A (without sales charge)	2.15%	1.23%	1.90%
ICE BofA 3-15 Year U.S. Municipal Securities Index	2.90%	1.18%	2.35%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THIMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,097,400,000
Holdings Count | Holdings	531
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company, Portfolio Turnover	53.42%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$1,097.4M
Number of Holdings	531
Annual Portfolio Turnover	53.42%
Total Advisory Fee	$4.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	4.3
AA	39.8
A	39.8
BBB	6.7
NR	5.5
Below Invest. Grade	0.2
Cash & Cash Equivalent	3.7
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Intermediate Municipal Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THMCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110.00	1.09%

Expenses Paid, Amount	$ 110.00
Expense Ratio, Percent	1.09%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class C (with sales charge)	1.18%	0.86%	1.54%
Intermediate Municipal Fund Class C (without sales charge)	1.77%	0.86%	1.54%
ICE BofA 3-15 Year U.S. Municipal Securities Index	2.90%	1.18%	2.35%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THMCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,097,400,000
Holdings Count | Holdings	531
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company, Portfolio Turnover	53.42%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$1,097.4M
Number of Holdings	531
Annual Portfolio Turnover	53.42%
Total Advisory Fee	$4.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	4.3
AA	39.8
A	39.8
BBB	6.7
NR	5.5
Below Invest. Grade	0.2
Cash & Cash Equivalent	3.7
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Intermediate Municipal Fund - Class C2
Shareholder Report [Line Items]
Class Name	CLASS: C2
Trading Symbol	THMQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class C2 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$110.00	1.09%

Expenses Paid, Amount	$ 110.00
Expense Ratio, Percent	1.09%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Intermediate Municipal Fund Class C2 (with sales charge)	1.13%	0.85%
Intermediate Municipal Fund Class C2 (without sales charge)	1.77%	0.85%
ICE BofA 3-15 Year U.S. Municipal Securities Index	2.90%	1.18%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,097,400,000
Holdings Count | Holdings	531
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company, Portfolio Turnover	53.42%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$1,097.4M
Number of Holdings	531
Annual Portfolio Turnover	53.42%
Total Advisory Fee	$4.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	4.3
AA	39.8
A	39.8
BBB	6.7
NR	5.5
Below Invest. Grade	0.2
Cash & Cash Equivalent	3.7
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Intermediate Municipal Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THMIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49.00	0.48%

Expenses Paid, Amount	$ 49.00
Expense Ratio, Percent	0.48%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class I	2.39%	1.47%	2.16%
ICE BofA 3-15 Year U.S. Municipal Securities Index	2.90%	1.18%	2.35%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,097,400,000
Holdings Count | Holdings	531
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company, Portfolio Turnover	53.42%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$1,097.4M
Number of Holdings	531
Annual Portfolio Turnover	53.42%
Total Advisory Fee	$4.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	4.3
AA	39.8
A	39.8
BBB	6.7
NR	5.5
Below Invest. Grade	0.2
Cash & Cash Equivalent	3.7
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Municipal Income Fund Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TSSAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82.00	0.81%

Expenses Paid, Amount	$ 82.00
Expense Ratio, Percent	0.81%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class A (with sales charge)	0.08%	0.75%	1.70%
Strategic Municipal Income Fund Class A (without sales charge)	2.12%	1.15%	1.90%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 380,400,000
Holdings Count | Holdings	295
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company, Portfolio Turnover	59.01%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$380.4M
Number of Holdings	295
Annual Portfolio Turnover	59.01%
Total Advisory Fee	$1.9M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	1.8
AA	26.0
A	32.0
BBB	15.3
NR	18.0
Below Invest. Grade	2.1
Cash & Cash Equivalent	4.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Municipal Income Fund Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TSSCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129.00	1.28%

Expenses Paid, Amount	$ 129.00
Expense Ratio, Percent	1.28%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class C (with sales charge)	0.98%	0.68%	1.44%
Strategic Municipal Income Fund Class C (without sales charge)	1.57%	0.68%	1.44%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 380,400,000
Holdings Count | Holdings	295
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company, Portfolio Turnover	59.01%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$380.4M
Number of Holdings	295
Annual Portfolio Turnover	59.01%
Total Advisory Fee	$1.9M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	1.8
AA	26.0
A	32.0
BBB	15.3
NR	18.0
Below Invest. Grade	2.1
Cash & Cash Equivalent	4.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Municipal Income Fund Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TSSIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60.00	0.59%

Expenses Paid, Amount	$ 60.00
Expense Ratio, Percent	0.59%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class I	2.27%	1.38%	2.14%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 380,400,000
Holdings Count | Holdings	295
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company, Portfolio Turnover	59.01%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$380.4M
Number of Holdings	295
Annual Portfolio Turnover	59.01%
Total Advisory Fee	$1.9M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	1.8
AA	26.0
A	32.0
BBB	15.3
NR	18.0
Below Invest. Grade	2.1
Cash & Cash Equivalent	4.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg California Limited Term Municipal Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	LTCAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75.00	0.74%

Expenses Paid, Amount	$ 75.00
Expense Ratio, Percent	0.74%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class A (with sales charge)	0.64%	0.49%	1.00%
California Limited Term Municipal Fund Class A (without sales charge)	2.96%	0.95%	1.15%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 287,400,000
Holdings Count | Holdings	173
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company, Portfolio Turnover	43.53%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$287.4M
Number of Holdings	173
Annual Portfolio Turnover	43.53%
Total Advisory Fee	$1.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	1.7
AA	57.5
A	25.4
BBB	5.4
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	9.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg California Limited Term Municipal Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	LTCCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103.00	1.02%

Expenses Paid, Amount	$ 103.00
Expense Ratio, Percent	1.02%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class C (with sales charge)	2.25%	0.68%	0.88%
California Limited Term Municipal Fund Class C (without sales charge)	2.75%	0.68%	0.88%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 287,400,000
Holdings Count | Holdings	173
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company, Portfolio Turnover	43.53%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$287.4M
Number of Holdings	173
Annual Portfolio Turnover	43.53%
Total Advisory Fee	$1.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	1.7
AA	57.5
A	25.4
BBB	5.4
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	9.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg California Limited Term Municipal Fund - Class C2
Shareholder Report [Line Items]
Class Name	CLASS: C2
Trading Symbol	LTCQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class C2 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$103.00	1.02%

Expenses Paid, Amount	$ 103.00
Expense Ratio, Percent	1.02%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
California Limited Term Municipal Fund Class C2 (with sales charge)	2.10%	0.68%
California Limited Term Municipal Fund Class C2 (without sales charge)	2.75%	0.68%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 287,400,000
Holdings Count | Holdings	173
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company, Portfolio Turnover	43.53%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$287.4M
Number of Holdings	173
Annual Portfolio Turnover	43.53%
Total Advisory Fee	$1.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	1.7
AA	57.5
A	25.4
BBB	5.4
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	9.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg California Limited Term Municipal Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	LTCIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50.00	0.49%

Expenses Paid, Amount	$ 50.00
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class I	3.21%	1.20%	1.43%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 287,400,000
Holdings Count | Holdings	173
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company, Portfolio Turnover	43.53%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$287.4M
Number of Holdings	173
Annual Portfolio Turnover	43.53%
Total Advisory Fee	$1.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	1.7
AA	57.5
A	25.4
BBB	5.4
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	9.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New Mexico Intermediate Municipal Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THNMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100.00	0.99%

Expenses Paid, Amount	$ 100.00
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class A (with sales charge)	-0.13%	-0.03%	1.07%
New Mexico Intermediate Municipal Fund Class A (without sales charge)	1.95%	0.38%	1.27%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 89,200,000
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	24.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$89.2M
Number of Holdings	98
Annual Portfolio Turnover	24.59%
Total Advisory Fee	$0.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	25.6
AA	56.5
A	8.3
BBB	8.4
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.2
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New Mexico Intermediate Municipal Fund - Class D
Shareholder Report [Line Items]
Class Name	CLASS: D
Trading Symbol	THNDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class D Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$125.00	1.24%

Expenses Paid, Amount	$ 125.00
Expense Ratio, Percent	1.24%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class D	1.70%	0.12%	1.02%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNDX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 89,200,000
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	24.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$89.2M
Number of Holdings	98
Annual Portfolio Turnover	24.59%
Total Advisory Fee	$0.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	25.6
AA	56.5
A	8.3
BBB	8.4
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.2
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New Mexico Intermediate Municipal Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THNIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68.00	0.67%

Expenses Paid, Amount	$ 68.00
Expense Ratio, Percent	0.67%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class I	2.28%	0.70%	1.59%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 89,200,000
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	24.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$89.2M
Number of Holdings	98
Annual Portfolio Turnover	24.59%
Total Advisory Fee	$0.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	25.6
AA	56.5
A	8.3
BBB	8.4
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.2
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New York Intermediate Municipal Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THNYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg New York Intermediate Municipal Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100.00	0.99%

Expenses Paid, Amount	$ 100.00
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
New York Intermediate Municipal Fund Class A (with sales charge)	-0.55%	0.32%	1.14%
New York Intermediate Municipal Fund Class A (without sales charge)	1.50%	0.72%	1.34%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fny/THNYX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 24,400,000
Holdings Count | Holdings	67
Advisory Fees Paid, Amount	$ 100,000
Investment Company, Portfolio Turnover	40.75%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$24.4M
Number of Holdings	67
Annual Portfolio Turnover	40.75%
Total Advisory Fee	$0.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	8.2
AA	61.6
A	19.7
BBB	6.7
NR	2.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.4
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New York Intermediate Municipal Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TNYIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg New York Intermediate Municipal Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68.00	0.67%

Expenses Paid, Amount	$ 68.00
Expense Ratio, Percent	0.67%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
New York Intermediate Municipal Fund Class I	1.83%	1.04%	1.67%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fny/TNYIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 24,400,000
Holdings Count | Holdings	67
Advisory Fees Paid, Amount	$ 100,000
Investment Company, Portfolio Turnover	40.75%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$24.4M
Number of Holdings	67
Annual Portfolio Turnover	40.75%
Total Advisory Fee	$0.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	8.2
AA	61.6
A	19.7
BBB	6.7
NR	2.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.4
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Emerging Markets Managed Account Fund Class SMA
Shareholder Report [Line Items]
Class Name	CLASS: SMA
Trading Symbol	THMGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Emerging Markets Managed Account Fund Class SMA Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.00%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Emerging Markets Managed Account Fund Class SMA	3.55%
MSCI Emerging Markets Net Total Return USD Index	17.32%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 1,100,000
Holdings Count | Holdings	22
Investment Company, Portfolio Turnover	78.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$1.1M
Number of Holdings	22
Annual Portfolio Turnover	78.50%
Total Advisory Fee	$0

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	30.5
Large Cap (>$12 B)	69.5
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg High Income Bond Managed Account Fund Class SMA
Shareholder Report [Line Items]
Class Name	CLASS: SMA
Trading Symbol	THIBX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg High Income Bond Managed Account Fund Class SMA Shares for the period from March 26, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Fund costs may be higher for a full one year period.

Thornburg High Income Bond Managed Account Fund Tailored Shareholder Report	9/30/25 TH6537

Annual Performance	Since Inception (03/26/2025)
High Income Bond Managed Account Fund Class SMA	4.57%
Bloomberg U.S. Aggregate Total Return Value Index USD	3.99%

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.00%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception (03/26/2025)
High Income Bond Managed Account Fund Class SMA	4.57%
Bloomberg U.S. Aggregate Total Return Value Index USD	3.99%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 5,400,000
Holdings Count | Holdings	156
Investment Company, Portfolio Turnover	4.74%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$5.4M
Number of Holdings	156
Annual Portfolio Turnover	4.74%
Total Advisory Fee	$0

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	0.2
AAA	17.9
AA	6.6
A	4.3
BBB	14.5
BB	40.2
B	7.7
CCC	0.0
D	0.0
NR	7.0
Cash Equivalents & Other	1.6
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since March 26, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Grade Bond Managed Account Fund Class SMA
Shareholder Report [Line Items]
Class Name	CLASS: SMA
Trading Symbol	TIGMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Investment Grade Bond Managed Account Fund Class SMA Shares for the period from March 26, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Fund costs may be higher for a full one year period.

Thornburg Investment Grade Bond Managed Account Fund Tailored Shareholder Report	9/30/25 TH6538

Annual Performance	Since Inception (03/26/2025)
Investment Grade Bond Managed Account Fund Class SMA	3.40%
Bloomberg U.S. Aggregate Total Return Value Index USD	3.99%

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.00%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception (03/26/2025)
Investment Grade Bond Managed Account Fund Class SMA	3.40%
Bloomberg U.S. Aggregate Total Return Value Index USD	3.99%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 2,200,000
Holdings Count | Holdings	164
Investment Company, Portfolio Turnover	9.45%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$2.2M
Number of Holdings	164
Annual Portfolio Turnover	9.45%
Total Advisory Fee	$0

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	4.0
AAA	42.8
AA	8.1
A	17.1
BBB	20.1
NR	1.7
Below Invest. Grade	0.0
Cash Equivalents & Other	6.2
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since March 26, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Municipal Managed Account Fund Class SMA
Shareholder Report [Line Items]
Class Name	CLASS: SMA
Trading Symbol	THMMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Municipal Managed Account Fund Class SMA Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.00%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Municipal Managed Account Fund Class SMA	2.18%
ICE BofA U.S. Municipal Securities Index	1.40%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 12,000,000.0
Holdings Count | Holdings	72
Investment Company, Portfolio Turnover	50.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$12.0M
Number of Holdings	72
Annual Portfolio Turnover	50.81%
Total Advisory Fee	$0

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	1.3
AA	35.3
A	21.7
BBB	21.2
NR	17.7
Below Invest. Grade	0.9
Cash & Cash Equivalent	1.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Capital Management Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	N/A
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Capital Management Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$1.00	0.01%

Expenses Paid, Amount	$ 1.00
Expense Ratio, Percent	0.01%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Capital Management Fund Class I	4.78%	3.28%	2.30%
ICE BofA U.S. 1-Month Treasury Bill Index	4.41%	2.97%	2.01%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 3,451,800,000
Holdings Count | Holdings	184
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Millions)	$3,451.8M
Number of Holdings	184
Annual Portfolio Turnover	0.00%
Total Advisory Fee	$0

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Types of Holdings	(%)
Commercial Paper	91.6
Repurchase Agreement	2.2
U.S. Treasury Securities	3.9
Mutual Fund	0.0
Other Assets Less Liabilities	2.3
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.